Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	10. Inventories
	As of December 31,
	2024	2025
	USD’000	USD’000
Raw materials	295	299
Packaging and other materials	4	4
Growing leaves	1,257	1,321
Finished goods	313	655
	1,869	2,279